Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS:
Cash	$ 124,538	$ 19,921	$ 69,043
GST tax receivable	8,639	6,257	8,111
Prepaid expenses and other current assets	254,878	34,712	4,822
TOTAL CURRENT ASSETS	388,055	60,890	81,976
Deferred offering costs	313,923
Security deposit - related party	2,114	2,220	2,303
Property and equipment, net	8,505	8,277	10,790
TOTAL ASSETS	712,597	71,387	95,069
CURRENT LIABILITIES:
Accounts payable	1,062,609	1,157,369	483,513
Accrued expenses and other payables	296,922	364,404	477,347
Convertible notes and related accrued interest, net of discounts and premiums	2,798,624	4,699,299	3,479,845
Loans payable			2,303
Embedded conversion option liabilities	66,490	371,532	877,403
Warrant derivative liability			3,769
Due to directors - related parties	31,329	32,898	35,204
Loans from directors and officer - related parties	52,140	54,753	56,802
Employee benefit liability	308,519	143,052	120,634
TOTAL CURRENT LIABILITIES	4,616,633	6,823,307	5,536,820
Commitments and Contingencies (See Note 7)
STOCKHOLDERS' DEFICIT:
Common stock value	273,277	46,429	4,578
Additional paid-in capital	43,729,392	38,167,877	32,980,420
Accumulated other comprehensive income (loss)	992,424	357,929	(141,749)
Accumulated deficit	(48,857,652)	(45,282,678)	(38,243,523)
Treasury stock (24,478 shares)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(3,904,036)	(6,751,920)	(5,441,751)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	712,597	71,387	95,069
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT		5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:
TOTAL STOCKHOLDERS' DEFICIT